Subsequent Events (Details) - USD ($)	Jan. 03, 2023	Dec. 31, 2022	Dec. 30, 2022	Nov. 14, 2022	Oct. 25, 2022	Dec. 31, 2021	Feb. 23, 2021
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001
Deferred Underwriting Fee Payable		$ 7,800,000		$ 12,075,000		$ 12,075,000
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001			$ 0.0001
Shares Issued, Price Per Share							$ 11.5
Common Class A [Member] | PIPE Subscription Agreements [Member] | PIPE Investor [Member]
Subsequent Event [Line Items]
Common Stock, Value, Subscriptions					$ 164,999,807
Common Stock, Shares Subscribed but Unissued					16,936,715
Shares Issued, Price Per Share					$ 9.8
Subsequent Event [Member]
Subsequent Event [Line Items]
Deferred Underwriting Fee Payable	$ 7,800,000